Schedule of Investments(a)
Invesco Large Cap Growth ETF (PWB)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-7.43%
Alphabet, Inc., Class A	205,203	$73,078,944
AppLovin Corp., Class A(b)	66,493	26,324,579
Meta Platforms, Inc., Class A	130,259	72,516,488
		171,920,011
Consumer Discretionary-6.58%
Amazon.com, Inc.(b)	300,744	81,676,056
Ross Stores, Inc.	145,790	36,603,495
TJX Cos., Inc. (The)	215,194	33,858,624
		152,138,175
Consumer Staples-4.91%
Costco Wholesale Corp.	79,605	75,775,203
Monster Beverage Corp.(b)	391,166	37,700,579
		113,475,782
Financials-9.62%
Charles Schwab Corp. (The)	382,615	40,266,403
Mastercard, Inc., Class A	161,821	92,739,615
Visa, Inc., Class A	244,425	89,491,325
		222,497,343
Health Care-1.49%
IDEXX Laboratories, Inc.(b)	61,424	34,340,316
Industrials-18.67%
Bloom Energy Corp., Class A(b)	113,100	23,277,111
Caterpillar, Inc.	87,800	71,540,318
Comfort Systems USA, Inc.	18,151	31,395,603
CSX Corp.	733,694	36,978,178
GE Vernova, Inc.	31,923	31,613,028
Howmet Aerospace, Inc.	130,656	36,878,962
Johnson Controls International PLC	243,953	35,778,147
Old Dominion Freight Line, Inc.	157,938	33,504,967
Parker-Hannifin Corp.	39,383	38,458,681
Quanta Services, Inc.	46,149	30,797,997
Rockwell Automation, Inc.	74,999	36,005,520
Vertiv Holdings Co., Class A	105,588	25,506,893
		431,735,405
Information Technology-49.74%
Advanced Micro Devices, Inc.(b)	158,374	75,409,780
Amphenol Corp., Class A	244,990	39,369,893
Analog Devices, Inc.	81,442	29,922,605
Apple, Inc.	258,882	79,971,239
Applied Materials, Inc.	175,386	89,038,211
Arista Networks, Inc.(b)	216,369	39,022,149
Broadcom, Inc.	189,041	73,589,881
Ciena Corp.(b)	56,829	21,427,374
Corning, Inc.	174,405	24,111,491
	Shares	Value
Information Technology-(continued)
Dell Technologies, Inc., Class C	112,057	$45,424,546
Keysight Technologies, Inc.(b)	96,178	30,688,476
KLA Corp.	169,987	31,077,023
Lam Research Corp.	247,317	72,468,827
Lumentum Holdings, Inc.(b)	37,566	26,819,870
Micron Technology, Inc.	89,068	73,305,636
Monolithic Power Systems, Inc.	20,619	29,403,313
NVIDIA Corp.	371,374	74,553,331
Palantir Technologies, Inc., Class A(b)	584,153	71,885,868
Sandisk Corp.(b)	21,476	26,089,689
Seagate Technology Holdings PLC	40,467	34,645,013
TE Connectivity PLC (China)	163,999	33,732,954
Teradyne, Inc.	87,850	32,301,567
Texas Instruments, Inc.	105,301	29,035,698
Ubiquiti, Inc.(c)	56,194	31,273,085
Western Digital Corp.	65,155	35,499,050
		1,150,066,569
Materials-1.58%
Nucor Corp.	142,279	36,606,964
Total Common Stocks & Other Equity Interests (Cost $2,005,452,914)		2,312,780,565
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $586,406)	586,406	586,406
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,006,039,320)		2,313,366,971
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.03%
Invesco Private Government Fund, 3.69%(d)(e)(f)	219,580	219,580
Invesco Private Prime Fund, 3.82%(d)(e)(f)	567,660	567,717
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $787,297)		787,297
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $2,006,826,617)		2,314,154,268
OTHER ASSETS LESS LIABILITIES-(0.08)%		(1,754,646)
NET ASSETS-100.00%		$2,312,399,622

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Growth ETF (PWB)—(continued)
July 31, 2026
(Unaudited)

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$782,976	$2,862,793	$(3,059,363)	$-	$-	$586,406	$6,312
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	37,079,167	(36,859,587)	-	-	219,580	25,327 *
Invesco Private Prime Fund	14,500,702	83,301,739	(97,238,372)	420	3,228	567,717	72,482 *
Total	$15,283,678	$123,243,699	$(137,157,322)	$420	$3,228	$1,373,703	$104,121

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Large Cap Value ETF (PWV)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-2.98%
Verizon Communications, Inc.	1,098,851	$51,437,215
Consumer Discretionary-4.05%
eBay, Inc.	198,066	22,581,505
Ford Motor Co.	1,490,640	21,882,595
General Motors Co.	286,246	25,435,820
		69,899,920
Consumer Staples-9.10%
Altria Group, Inc.	315,524	21,559,755
Coca-Cola Co. (The)	662,261	58,007,441
PepsiCo, Inc.	365,821	51,053,979
Target Corp.	182,023	26,300,503
		156,921,678
Energy-17.95%
Chevron Corp.	288,510	56,787,423
ConocoPhillips	195,926	23,605,164
Diamondback Energy, Inc.	117,005	23,746,165
EOG Resources, Inc.	167,700	24,935,313
ExxonMobil Holdings Corp.	355,701	55,290,163
Kinder Morgan, Inc.	694,748	22,356,991
Occidental Petroleum Corp.	397,409	22,680,132
Phillips 66	131,348	27,803,745
Targa Resources Corp.	84,589	22,870,328
Valero Energy Corp.	94,598	29,599,714
		309,675,138
Financials-33.86%
Allstate Corp. (The)	107,333	28,344,499
Bank of America Corp.	1,020,771	63,236,763
Bank of New York Mellon Corp. (The)	161,899	25,309,671
Capital One Financial Corp.	122,523	25,608,532
Chubb Ltd.	70,223	24,625,802
Citigroup, Inc.	420,066	55,637,742
Goldman Sachs Group, Inc. (The)	53,598	54,583,131
JPMorgan Chase & Co.	173,768	61,129,845
MetLife, Inc.	274,235	26,362,210
Morgan Stanley	264,057	55,562,874
PNC Financial Services Group, Inc. (The)	103,429	25,843,804
Travelers Cos., Inc. (The)	74,942	28,055,287
Truist Financial Corp.	469,064	24,316,278
U.S. Bancorp	413,590	26,060,306
Wells Fargo & Co.	687,418	59,427,286
		584,104,030
	Shares	Value
Health Care-23.92%
AbbVie, Inc.	250,036	$62,744,034
Bristol-Myers Squibb Co.	393,484	25,698,440
Cardinal Health, Inc.	113,990	26,221,120
Cigna Group (The)	81,353	22,701,555
CVS Health Corp.	251,735	26,288,686
Elevance Health, Inc.	58,846	22,116,680
HCA Healthcare, Inc.	58,198	23,429,933
Johnson & Johnson	231,458	59,334,258
Merck & Co., Inc.	445,050	57,945,510
Regeneron Pharmaceuticals, Inc.	36,021	27,470,695
UnitedHealth Group, Inc.	141,442	58,613,565
		412,564,476
Industrials-4.29%
Delta Air Lines, Inc.	287,613	25,148,881
General Dynamics Corp.	66,293	25,418,062
United Parcel Service, Inc., Class B	223,976	23,342,779
		73,909,722
Materials-1.11%
Newmont Corp.	204,627	19,175,596
Utilities-2.61%
American Electric Power Co., Inc.	174,473	22,306,373
Exelon Corp.	496,126	22,732,493
		45,038,866
Total Common Stocks & Other Equity Interests (Cost $1,427,883,018)		1,722,726,641
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(b)(c) (Cost $233,286)	233,286	233,286
TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $1,428,116,304)		1,722,959,927
OTHER ASSETS LESS LIABILITIES-0.12%		2,049,657
NET ASSETS-100.00%		$1,725,009,584

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,145,180	$11,258,962	$(12,170,856)	$-	$-	$233,286	$7,794
See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Value ETF (PWV)—(continued)
July 31, 2026
(Unaudited)
	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$36,844,441	$(36,844,441)	$-	$-	$-	$7,578 *
Invesco Private Prime Fund	-	36,835,178	(36,835,178)	-	-	-	15,188 *
Total	$1,145,180	$84,938,581	$(85,850,475)	$-	$-	$233,286	$30,560

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-7.52%
Alphabet, Inc., Class A	40,769	$14,519,064
Alphabet, Inc., Class C	32,861	11,719,876
AT&T, Inc.	1,126,203	26,184,220
Comcast Corp., Class A	1,090,493	26,128,212
Meta Platforms, Inc., Class A	45,779	25,485,627
Netflix, Inc.(b)	318,771	22,859,068
T-Mobile US, Inc.	140,874	24,330,349
Verizon Communications, Inc.	556,745	26,061,234
Walt Disney Co. (The)	265,076	25,497,660
		202,785,310
Consumer Discretionary-8.97%
Amazon.com, Inc.(b)	109,828	29,827,088
Booking Holdings, Inc.	162,721	31,388,881
General Motors Co.	329,209	29,253,512
Home Depot, Inc. (The)	81,963	27,208,437
Lowe’s Cos., Inc.	120,906	25,125,476
McDonald’s Corp.	92,522	25,040,154
NIKE, Inc., Class B	594,612	24,801,267
Starbucks Corp.	264,674	27,856,938
Tesla, Inc.(b)	68,501	21,318,196
		241,819,949
Consumer Staples-8.57%
Altria Group, Inc.	357,436	24,423,602
Coca-Cola Co. (The)	312,707	27,390,006
Colgate-Palmolive Co.	290,595	26,531,324
Costco Wholesale Corp.	26,581	25,302,188
Mondelez International, Inc., Class A	407,280	25,377,617
PepsiCo, Inc.	181,118	25,276,828
Philip Morris International, Inc. (Switzerland)	142,876	27,263,598
Procter & Gamble Co. (The)	175,373	25,339,645
Walmart, Inc.	216,762	24,103,934
		231,008,742
Energy-2.98%
Chevron Corp.	137,717	27,106,837
ConocoPhillips	217,971	26,261,146
ExxonMobil Holdings Corp.	173,545	26,975,835
		80,343,818
Financials-15.96%
American Express Co.	83,419	28,049,639
Bank of America Corp.	479,264	29,690,405
Bank of New York Mellon Corp. (The)	187,041	29,240,119
Berkshire Hathaway, Inc., Class B(b)	54,042	27,644,645
BlackRock, Inc.	25,861	28,198,576
Capital One Financial Corp.	147,155	30,756,866
Charles Schwab Corp. (The)	292,808	30,815,114
Citigroup, Inc.	195,977	25,957,154
Goldman Sachs Group, Inc. (The)	26,107	26,586,847
JPMorgan Chase & Co.	84,965	29,889,837
Mastercard, Inc., Class A	53,447	30,630,476
Morgan Stanley	126,483	26,614,553
U.S. Bancorp	460,115	28,991,846
Visa, Inc., Class A	80,935	29,632,731
Wells Fargo & Co.	318,887	27,567,781
		430,266,589
Health Care-15.61%
Abbott Laboratories	293,140	30,984,898
AbbVie, Inc.	116,199	29,158,977
Amgen, Inc.	77,396	29,809,843
	Shares	Value
Health Care-(continued)
Bristol-Myers Squibb Co.	470,129	$30,704,125
CVS Health Corp.	266,672	27,848,557
Danaher Corp.	142,348	27,755,013
Eli Lilly and Co.	23,002	26,425,618
Gilead Sciences, Inc.	215,173	28,017,676
Intuitive Surgical, Inc.(b)	63,443	22,416,315
Johnson & Johnson	109,603	28,096,729
Medtronic PLC	325,721	27,813,316
Merck & Co., Inc.	219,491	28,577,728
Pfizer, Inc.	1,021,060	25,536,711
Thermo Fisher Scientific, Inc.	54,226	31,141,992
UnitedHealth Group, Inc.	64,152	26,584,589
		420,872,087
Industrials-15.60%
3M Co.	166,649	29,376,886
Boeing Co. (The)(b)	125,066	27,031,765
Caterpillar, Inc.	30,532	24,877,779
Deere & Co.	46,675	27,662,872
Emerson Electric Co.	190,644	28,562,284
FedEx Corp.	81,878	25,169,297
GE Vernova, Inc.	30,148	29,855,263
General Dynamics Corp.	76,639	29,384,926
General Electric Co.	82,017	29,531,861
Honeywell Aerospace, Inc.(b)	129,164	26,703,365
Lockheed Martin Corp.	49,787	29,012,877
RTX Corp.	147,337	31,709,869
Uber Technologies, Inc.(b)	380,982	26,805,894
Union Pacific Corp.	97,887	28,595,729
United Parcel Service, Inc., Class B	253,138	26,382,042
		420,662,709
Information Technology-18.86%
Accenture PLC, Class A	153,309	25,437,029
Adobe, Inc.(b)	112,002	28,046,421
Advanced Micro Devices, Inc.(b)	57,780	27,511,947
Apple, Inc.	89,645	27,692,237
Applied Materials, Inc.	52,592	26,699,381
Broadcom, Inc.	70,248	27,346,141
Cisco Systems, Inc.	220,026	25,520,816
Intel Corp.(b)	244,200	22,026,840
International Business Machines Corp.	95,971	21,463,914
Intuit, Inc.	91,966	29,067,693
Lam Research Corp.	81,227	23,801,135
Micron Technology, Inc.	29,308	24,121,363
Microsoft Corp.	65,783	30,570,676
NVIDIA Corp.	130,422	26,182,216
Oracle Corp.	129,879	16,867,386
Palantir Technologies, Inc., Class A(b)	200,747	24,703,926
QUALCOMM, Inc.	136,711	20,179,911
Salesforce, Inc.	152,933	28,142,731
ServiceNow, Inc.(b)	246,456	27,413,301
Texas Instruments, Inc.	92,689	25,558,065
		508,353,129
Materials-0.91%
Linde PLC	51,339	24,559,551
Real Estate-1.92%
American Tower Corp.	135,789	23,540,381
Simon Property Group, Inc.	122,821	28,171,453
		51,711,834
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Utilities-2.94%
Duke Energy Corp.	209,047	$26,220,765
NextEra Energy, Inc.	307,085	26,691,828
Southern Co. (The)	278,016	26,283,633
		79,196,226
Total Common Stocks & Other Equity Interests (Cost $2,389,667,146)		2,691,579,944
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $1,864,997)	1,864,997	1,864,997
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $2,391,532,143)		2,693,444,941
OTHER ASSETS LESS LIABILITIES-0.09%		2,431,183
NET ASSETS-100.00%		$2,695,876,124

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,116,543	$22,399,185	$(22,650,731)	$-	$-	$1,864,997	$17,005
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	13,218,646	(13,218,646)	-	-	-	10,715 *
Invesco Private Prime Fund	-	18,013,974	(18,013,974)	-	-	-	27,830 *
Total	$2,116,543	$53,631,805	$(53,883,351)	$-	$-	$1,864,997	$55,550

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-10.18%
Alphabet, Inc., Class C	77,115	$27,503,065
AppLovin Corp., Class A(b)	98,026	38,808,493
Comcast Corp., Class A	1,004,081	24,057,781
Fox Corp., Class A(c)	370,417	21,569,382
Meta Platforms, Inc., Class A	60,560	33,714,358
Netflix, Inc.(b)	326,926	23,443,863
Trade Desk, Inc. (The), Class A(b)	2,263,077	40,825,909
Walt Disney Co. (The)	217,169	20,889,486
		230,812,337
Consumer Discretionary-14.82%
Airbnb, Inc., Class A(b)	184,072	27,890,589
Carnival Corp. Ltd.	1,393,772	38,760,799
Chipotle Mexican Grill, Inc.(b)	762,949	28,396,962
Deckers Outdoor Corp.(b)	279,804	27,107,412
eBay, Inc.	254,448	29,009,617
Expedia Group, Inc.	150,506	44,360,138
Garmin Ltd.	104,353	30,656,824
Las Vegas Sands Corp.	812,605	39,728,258
lululemon Athletica, Inc.(b)	206,731	24,574,114
Royal Caribbean Cruises Ltd.	143,322	45,619,393
		336,104,106
Consumer Staples-0.95%
Constellation Brands, Inc., Class A	165,351	21,533,661
Energy-1.25%
Baker Hughes Co., Class A	467,609	28,285,669
Financials-31.11%
Allstate Corp. (The)	148,502	39,216,408
American Express Co.	70,835	23,818,269
Ameriprise Financial, Inc.	51,724	28,233,028
Arch Capital Group Ltd.(b)	437,031	43,934,726
Assurant, Inc.	98,813	27,587,602
Berkshire Hathaway, Inc., Class B(b)	54,052	27,649,760
Cboe Global Markets, Inc.	81,358	25,239,692
Chubb Ltd.	75,571	26,501,238
Cincinnati Financial Corp.	267,502	47,529,755
Erie Indemnity Co., Class A(c)	100,724	24,379,237
Everest Group Ltd.	68,661	25,689,513
Fiserv, Inc.(b)	409,438	22,085,086
Globe Life, Inc.	129,433	23,589,164
Hartford Insurance Group, Inc. (The)	198,875	28,222,351
Loews Corp.	250,058	29,009,229
Mastercard, Inc., Class A	52,756	30,234,464
Moody’s Corp.	52,492	25,111,123
PayPal Holdings, Inc.	636,094	36,390,938
Progressive Corp. (The)	206,932	43,749,564
Prudential Financial, Inc.	218,155	26,632,362
Synchrony Financial	349,036	26,453,438
Travelers Cos., Inc. (The)	79,045	29,591,286
Visa, Inc., Class A	62,573	22,909,853
W.R. Berkley Corp.	296,327	21,495,561
		705,253,647
Health Care-9.98%
Boston Scientific Corp.(b)	651,681	30,453,053
Cigna Group (The)	92,752	25,882,446
Dexcom, Inc.(b)	389,224	32,480,743
Eli Lilly and Co.	35,669	40,977,974
Incyte Corp.(b)	336,668	40,238,559
	Shares	Value
Health Care-(continued)
ResMed, Inc.	119,368	$25,184,261
Universal Health Services, Inc., Class B	184,005	30,993,802
		226,210,838
Industrials-14.16%
Comfort Systems USA, Inc.	24,655	42,645,507
Delta Air Lines, Inc.	302,843	26,480,592
EMCOR Group, Inc.	43,225	34,468,912
GE Vernova, Inc.	28,596	28,318,333
General Electric Co.	123,600	44,504,652
Leidos Holdings, Inc.	170,243	19,680,091
Parker-Hannifin Corp.	24,356	23,784,364
Rollins, Inc.	451,519	17,144,176
Trane Technologies PLC	48,824	22,212,479
Uber Technologies, Inc.(b)	423,781	29,817,231
United Airlines Holdings, Inc.(b)	262,778	31,882,855
		320,939,192
Information Technology-14.86%
Adobe, Inc.(b)	102,438	25,651,500
Arista Networks, Inc.(b)	246,306	44,421,287
Autodesk, Inc.(b)	100,624	23,566,141
First Solar, Inc.(b)	186,798	39,419,982
Fortinet, Inc.(b)	205,817	33,332,063
GoDaddy, Inc., Class A(b)	313,204	25,914,499
Intuit, Inc.	86,186	27,240,809
KLA Corp.	107,841	19,715,492
Microsoft Corp.	54,656	25,399,736
NVIDIA Corp.	241,119	48,404,639
PTC, Inc.(b)	173,956	23,866,763
		336,932,911
Materials-1.49%
Newmont Corp.	360,482	33,780,768
Utilities-1.15%
Edison International	357,117	26,201,674
Total Common Stocks & Other Equity Interests (Cost $2,135,897,388)		2,266,054,803
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $2,236,821)	2,236,821	2,236,821
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,138,134,209)		2,268,291,624
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.75%
Invesco Private Government Fund, 3.69%(d)(e)(f)	11,013,401	11,013,401
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	28,628,719	$28,631,582
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,644,746)		39,644,983
TOTAL INVESTMENTS IN SECURITIES-101.80% (Cost $2,177,778,955)		2,307,936,607
OTHER ASSETS LESS LIABILITIES-(1.80)%		(40,759,159)
NET ASSETS-100.00%		$2,267,177,448

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,473,398	$8,614,167	$(8,850,744)	$-	$-	$2,236,821	$14,008
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,408,862	75,842,441	(96,237,902)	-	-	11,013,401	221,530 *
Invesco Private Prime Fund	81,560,702	142,197,443	(195,127,387)	1,120	(296)	28,631,582	611,388 *
Total	$115,442,962	$226,654,051	$(300,216,033)	$1,120	$(296)	$41,881,804	$846,926

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-2.72%
Fox Corp., Class A(b)	15,537	$904,720
Verizon Communications, Inc.	30,463	1,425,973
Walt Disney Co. (The)	12,696	1,221,228
		3,551,921
Consumer Discretionary-4.64%
Aptiv PLC(c)	21,316	1,203,714
Carnival Corp. Ltd.	46,692	1,298,504
Ford Motor Co.	83,119	1,220,187
General Motors Co.	26,203	2,328,399
		6,050,804
Consumer Staples-6.01%
Archer-Daniels-Midland Co.	20,731	1,643,346
Bunge Global S.A.	15,566	1,653,576
Dollar General Corp.	14,253	1,810,844
Dollar Tree, Inc.(c)	7,718	981,807
Target Corp.	12,066	1,743,416
		7,832,989
Energy-12.50%
APA Corp.	43,552	1,625,361
Baker Hughes Co., Class A	12,752	771,368
Chevron Corp.	4,771	939,076
ConocoPhillips	8,114	977,575
Devon Energy Corp.	29,587	1,335,261
EOG Resources, Inc.	7,825	1,163,499
EQT Corp.	29,103	1,550,899
ExxonMobil Holdings Corp.	5,931	921,915
Halliburton Co.	23,142	746,329
Kinder Morgan, Inc.	26,753	860,912
Marathon Petroleum Corp.	5,607	1,774,447
Phillips 66	9,081	1,922,266
Valero Energy Corp.	5,494	1,719,073
		16,307,981
Financials-36.68%
Aflac, Inc.	10,213	1,301,953
Allstate Corp. (The)	8,998	2,376,192
Assurant, Inc.	5,821	1,625,165
Bank of America Corp.	25,812	1,599,053
Bank of New York Mellon Corp. (The)	6,266	979,564
Chubb Ltd.	4,454	1,561,929
Cincinnati Financial Corp.	10,129	1,799,721
Citigroup, Inc.	10,963	1,452,049
Citizens Financial Group, Inc.	22,879	1,639,280
Fifth Third Bancorp	22,360	1,263,340
Franklin Resources, Inc.	40,088	1,357,380
Globe Life, Inc.	8,624	1,571,724
Hartford Insurance Group, Inc. (The)	13,265	1,882,436
Huntington Bancshares, Inc.	93,217	1,588,418
JPMorgan Chase & Co.	3,196	1,124,321
KeyCorp	64,108	1,448,200
Loews Corp.	16,540	1,918,805
M&T Bank Corp.	6,692	1,648,173
MetLife, Inc.	18,284	1,757,641
Northern Trust Corp.	5,319	969,069
PNC Financial Services Group, Inc. (The)	5,571	1,392,026
Principal Financial Group, Inc.	11,759	1,336,998
Raymond James Financial, Inc.	7,876	1,386,018
Regions Financial Corp.	50,994	1,578,264
State Street Corp.	6,927	1,275,676
Synchrony Financial	24,098	1,826,387
	Shares	Value
Financials-(continued)
T. Rowe Price Group, Inc.	11,751	$1,313,174
Travelers Cos., Inc. (The)	5,606	2,098,662
Truist Financial Corp.	32,901	1,705,588
U.S. Bancorp	25,277	1,592,704
Wells Fargo & Co.	17,219	1,488,583
		47,858,493
Health Care-8.45%
Biogen, Inc.(c)	5,573	1,131,040
Bristol-Myers Squibb Co.	13,838	903,760
Cardinal Health, Inc.	5,969	1,373,049
CVS Health Corp.	19,867	2,074,711
HCA Healthcare, Inc.	2,335	940,048
Incyte Corp.(c)	8,635	1,032,055
McKesson Corp.	1,868	1,599,363
Quest Diagnostics, Inc.	4,201	978,875
Viatris, Inc.	56,727	996,126
		11,029,027
Industrials-10.09%
Delta Air Lines, Inc.	19,833	1,734,198
DuPont de Nemours, Inc.	6,006	822,822
FedEx Corp.	3,164	972,614
General Dynamics Corp.	2,386	914,840
Huntington Ingalls Industries, Inc.	4,214	1,375,660
PACCAR, Inc.	7,047	934,996
Southwest Airlines Co.	26,927	1,210,907
Stanley Black & Decker, Inc.	18,830	1,780,941
Textron, Inc.	14,182	1,209,157
United Airlines Holdings, Inc.(c)	18,235	2,212,453
		13,168,588
Materials-3.61%
CF Industries Holdings, Inc.	10,989	1,375,713
CRH PLC	8,594	816,516
Dow, Inc.	24,895	754,070
Newmont Corp.	9,243	866,161
Nucor Corp.	3,499	900,258
		4,712,718
Real Estate-2.13%
Host Hotels & Resorts, Inc.	42,936	1,078,982
Kimco Realty Corp.	34,861	888,258
Realty Income Corp.	12,649	807,892
		2,775,132
Utilities-13.09%
Ameren Corp.	8,281	907,680
American Electric Power Co., Inc.	7,324	936,373
Atmos Energy Corp.	5,295	914,870
CenterPoint Energy, Inc.	18,249	767,188
CMS Energy Corp.	12,233	880,654
Dominion Energy, Inc.	13,834	956,898
DTE Energy Co.	6,258	887,822
Duke Energy Corp.	8,335	1,045,459
Edison International	25,775	1,891,112
Evergy, Inc.	11,470	952,125
Eversource Energy	19,506	1,396,435
FirstEnergy Corp.	20,550	992,770
NiSource, Inc.	17,774	789,699
Pinnacle West Capital Corp.(b)	10,898	1,100,589
PPL Corp.	28,011	986,267
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra	9,025	$799,164
Xcel Energy, Inc.	11,155	872,321
		17,077,426
Total Common Stocks & Other Equity Interests (Cost $114,516,107)		130,365,079
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $150,419)	150,419	150,419
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $114,666,526)		130,515,498
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.75%
Invesco Private Government Fund, 3.69%(d)(e)(f)	272,032	$272,032
Invesco Private Prime Fund, 3.82%(d)(e)(f)	706,789	706,860
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $978,890)		978,892
TOTAL INVESTMENTS IN SECURITIES-100.79% (Cost $115,645,416)		131,494,390
OTHER ASSETS LESS LIABILITIES-(0.79)%		(1,030,055)
NET ASSETS-100.00%		$130,464,335

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Ltd.	$1,436,413	$94,993	$(1,635,785)	$(421,079)	$525,458	$-	$12,156
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	76,570	1,085,691	(1,011,842)	-	-	150,419	1,068
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	430,795	5,412,997	(5,571,760)	-	-	272,032	4,755 *
Invesco Private Prime Fund	1,119,398	6,775,701	(7,188,165)	96	(170)	706,860	11,431 *
Total	$3,063,176	$13,369,382	$(15,407,552)	$(420,983)	$525,288	$1,129,311	$29,410

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.57%
New York Times Co. (The), Class A(b)	1,034,721	$77,490,256
Nexstar Media Group, Inc., Class A(b)	183,604	34,982,070
		112,472,326
Consumer Discretionary-4.91%
Autoliv, Inc. (Sweden)(b)	368,341	45,368,561
BorgWarner, Inc.(b)	1,578,089	100,587,393
Five Below, Inc.(b)(c)	453,388	98,444,137
Somnigroup International, Inc.	1,283,267	83,835,833
Travel + Leisure Co.	317,768	24,156,723
		352,392,647
Consumer Staples-0.51%
Celsius Holdings, Inc.(b)(c)	1,244,794	36,360,433
Energy-7.60%
Antero Midstream Corp.	1,752,006	38,491,572
CNX Resources Corp.(b)(c)	924,290	33,089,582
DT Midstream, Inc.	594,138	81,991,044
HF Sinclair Corp.	1,026,483	93,892,400
TechnipFMC PLC (United Kingdom)	3,693,263	264,659,226
Weatherford International PLC	377,471	33,138,179
		545,262,003
Financials-4.25%
Affiliated Managers Group, Inc.	262,333	96,205,381
Annaly Capital Management, Inc.(b)	4,584,354	104,156,523
Federated Hermes, Inc., Class B	565,030	33,879,198
FirstCash Holdings, Inc.(b)	348,096	71,015,065
		305,256,167
Health Care-7.94%
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,736,102	146,961,034
Elanco Animal Health, Inc.(b)(c)	4,317,915	113,863,419
Medpace Holdings, Inc.(b)(c)	122,468	70,677,507
Penumbra, Inc.(b)(c)	190,453	61,171,599
Roivant Sciences Ltd.(c)	5,218,072	176,944,822
		569,618,381
Industrials-43.72%
AeroVironment, Inc.(b)(c)	156,340	23,352,506
API Group Corp.(b)(c)	3,440,821	136,531,777
ATI, Inc.(c)	1,314,380	246,367,387
Brink’s Co. (The)(b)	253,297	30,003,030
BWX Technologies, Inc.	793,151	133,804,574
CACI International, Inc., Class A(b)(c)	180,895	90,040,486
Carpenter Technology Corp.	315,264	163,830,090
Curtiss-Wright Corp.	421,315	305,032,060
Donaldson Co., Inc.(b)	941,779	88,753,253
Dycom Industries, Inc.(c)	299,478	120,111,641
EnerSys	378,455	70,411,553
Kratos Defense & Security Solutions, Inc.(b)(c)	2,288,807	106,658,406
Lincoln Electric Holdings, Inc.	318,908	83,333,850
MasTec, Inc.(c)	445,349	117,171,322
Mueller Industries, Inc.	2,426,504	161,144,131
Nextpower, Inc., Class A(b)(c)	1,442,835	129,667,581
nVent Electric PLC	1,260,234	193,861,796
RB Global, Inc. (Canada)	1,117,100	122,590,554
RBC Bearings, Inc.(c)	229,887	126,739,002
SPX Technologies, Inc.(c)	283,276	62,213,075
Sterling Infrastructure, Inc.(c)	324,733	193,790,912
Valmont Industries, Inc.(b)	106,817	51,453,749
Watts Water Technologies, Inc., Class A	203,492	70,365,499
	Shares	Value
Industrials-(continued)
WESCO International, Inc.	324,455	$111,447,048
Woodward, Inc.	552,128	199,180,176
		3,137,855,458
Information Technology-10.58%
Advanced Energy Industries, Inc.	370,031	107,131,375
Amkor Technology, Inc.	841,831	41,982,112
Fabrinet (Thailand)(b)(c)	324,891	141,460,790
MACOM Technology Solutions Holdings, Inc.(c)	410,751	103,279,232
MKS, Inc.	524,526	156,020,259
Rambus, Inc.(c)	676,899	61,618,116
TTM Technologies, Inc.(c)	1,281,071	147,886,836
		759,378,720
Materials-6.99%
Alcoa Corp.	1,524,847	69,014,575
Commercial Metals Co.(b)	827,413	56,859,821
Hecla Mining Co.(b)	8,307,796	117,306,080
MP Materials Corp.(b)(c)	1,052,919	43,559,259
NewMarket Corp.(b)	51,354	43,659,117
Royal Gold, Inc.	864,123	171,398,797
		501,797,649
Real Estate-5.39%
American Healthcare REIT, Inc.(b)	1,971,264	109,602,278
EPR Properties	433,299	26,894,869
Omega Healthcare Investors, Inc.	1,914,737	96,943,134
Sabra Health Care REIT, Inc.(b)	1,336,151	28,286,317
W.P. Carey, Inc.	1,702,091	125,273,898
		387,000,496
Utilities-6.45%
Black Hills Corp.(b)	549,151	39,105,043
IDACORP, Inc.	374,621	53,537,087
National Fuel Gas Co.(b)	547,156	45,036,410
Ormat Technologies, Inc.(b)	753,575	73,533,848
Portland General Electric Co.	789,886	38,965,076
Spire, Inc.(b)	392,109	31,313,825
Talen Energy Corp.(c)	242,449	81,002,211
TXNM Energy, Inc.	673,790	39,025,917
UGI Corp.(b)	1,708,505	61,711,201
		463,230,618
Total Common Stocks & Other Equity Interests (Cost $6,642,035,967)		7,170,624,898
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $8,916,424)	8,916,424	8,916,424
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $6,650,952,391)		7,179,541,322
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.29%
Invesco Private Government Fund, 3.69%(d)(e)(f)	145,291,230	145,291,230
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	377,492,619	$377,530,368
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $522,827,434)		522,821,598
TOTAL INVESTMENTS IN SECURITIES-107.32% (Cost $7,173,779,825)		7,702,362,920
OTHER ASSETS LESS LIABILITIES-(7.32)%		(525,480,294)
NET ASSETS-100.00%		$7,176,882,626

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,713,748	$25,139,885	$(21,937,209)	$-	$-	$8,916,424	$41,898
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	152,427,380	368,015,185	(375,151,335)	-	-	145,291,230	1,462,379 *
Invesco Private Prime Fund	405,395,975	728,889,575	(756,740,396)	(5,632)	(9,154)	377,530,368	3,952,731 *
Total	$563,537,103	$1,122,044,645	$(1,153,828,940)	$(5,632)	$(9,154)	$531,738,022	$5,457,008

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-1.49%
New York Times Co. (The), Class A(b)	1,083,000	$81,105,870
Consumer Discretionary-7.80%
Abercrombie & Fitch Co., Class A(b)(c)	266,890	26,566,231
Autoliv, Inc. (Sweden)(b)	443,677	54,647,696
Boyd Gaming Corp.(b)	649,582	55,253,445
Chewy, Inc., Class A(b)(c)	2,330,097	52,660,192
Harley-Davidson, Inc.(b)	766,162	18,801,615
Murphy USA, Inc.	105,625	64,194,650
SharkNinja, Inc.(b)(c)	428,487	69,316,342
Texas Roadhouse, Inc.(b)	404,739	83,149,580
		424,589,751
Consumer Staples-2.02%
Maplebear, Inc.(b)(c)	1,139,140	50,805,644
Marzetti Co. (The)(b)	117,828	12,592,278
Sprouts Farmers Market, Inc.(b)(c)	534,371	46,575,777
		109,973,699
Energy-7.27%
Antero Midstream Corp.	1,803,539	39,623,752
CNX Resources Corp.(b)(c)	878,882	31,463,976
Range Resources Corp.(b)	1,457,667	58,510,753
TechnipFMC PLC (United Kingdom)	3,143,916	225,293,021
Weatherford International PLC	465,056	40,827,266
		395,718,768
Financials-15.52%
American Financial Group, Inc.	411,800	58,360,296
Evercore, Inc., Class A	378,480	121,325,549
Federated Hermes, Inc., Class B(b)	597,080	35,800,917
First Financial Bankshares, Inc.(b)	741,454	26,054,694
Hamilton Lane, Inc., Class A(b)	353,441	31,424,439
Hanover Insurance Group, Inc. (The)	220,797	51,364,006
Houlihan Lokey, Inc.	366,495	45,991,457
Kinsale Capital Group, Inc.(b)	171,243	61,034,430
MGIC Investment Corp.	1,213,922	36,466,217
Morningstar, Inc.(b)	154,880	29,825,242
Old Republic International Corp.(b)	1,336,528	57,751,375
Primerica, Inc.	233,501	74,710,980
RenaissanceRe Holdings Ltd. (Bermuda)(b)	304,168	97,327,677
RLI Corp.(b)	597,056	36,563,709
SEI Investments Co.(b)	789,687	81,321,967
		845,322,955
Health Care-16.52%
Chemed Corp.	110,400	58,760,400
Doximity, Inc., Class A(b)(c)	1,236,965	25,864,938
Exelixis, Inc.(c)	2,772,380	147,019,311
Illumina, Inc.(c)	1,118,179	229,338,513
LivaNova PLC(c)	372,966	29,889,495
Medpace Holdings, Inc.(b)(c)	295,636	170,614,492
Neurocrine Biosciences, Inc.(c)	599,577	100,009,444
United Therapeutics Corp.(c)	266,051	137,737,263
		899,233,856
Industrials-32.30%
AECOM	729,564	52,813,138
Booz Allen Hamilton Holding Corp.	960,441	66,961,947
Carlisle Cos., Inc.(b)	331,893	119,454,929
Carpenter Technology Corp.	282,337	146,719,245
Curtiss-Wright Corp.	241,606	174,922,744
Donaldson Co., Inc.(b)	698,957	65,869,708
	Shares	Value
Industrials-(continued)
ExlService Holdings, Inc.(c)	1,138,994	$38,646,066
Exponent, Inc.(b)	410,459	27,439,184
Fluor Corp.(b)(c)	879,688	44,133,947
Genpact Ltd.	931,503	32,760,960
Graco, Inc.	1,058,998	84,063,261
KBR, Inc.	782,579	28,650,217
Landstar System, Inc.	225,019	39,326,571
Lincoln Electric Holdings, Inc.	381,386	99,659,976
Maximus, Inc.	341,193	20,556,878
Middleby Corp. (The)(c)	319,153	42,632,458
MSC Industrial Direct Co., Inc., Class A(b)	274,074	33,820,732
Mueller Industries, Inc.	1,551,029	103,003,836
Nextpower, Inc., Class A(b)(c)	1,229,083	110,457,689
nVent Electric PLC	1,035,960	159,361,727
Tetra Tech, Inc.	1,783,771	59,149,846
Toro Co. (The)	709,690	65,199,220
UL Solutions, Inc., Class A(b)	526,993	48,293,639
Valmont Industries, Inc.	121,035	58,302,559
Vicor Corp.(c)	176,963	36,696,817
		1,758,897,294
Information Technology-14.71%
AppFolio, Inc., Class A(b)(c)	215,100	38,758,869
Bentley Systems, Inc., Class B(b)	972,441	34,463,309
Cirrus Logic, Inc.(b)(c)	404,430	52,313,020
Cognex Corp.	1,188,016	77,506,164
DocuSign, Inc.(c)	1,461,750	80,147,752
Dolby Laboratories, Inc., Class A(b)	389,288	22,894,027
Everpure, Inc., Class A(c)	2,311,458	178,375,214
InterDigital, Inc.(b)	199,887	60,930,555
Manhattan Associates, Inc.(c)	793,914	151,923,383
Pegasystems, Inc.(b)	1,123,201	34,313,791
Qualys, Inc.(b)(c)	268,326	38,840,189
Vontier Corp.(b)	950,539	30,540,818
		801,007,091
Materials-2.33%
Greif, Inc., Class A(b)	161,790	14,002,925
Hecla Mining Co.(b)	5,363,292	75,729,683
Sonoco Products Co.	659,768	37,184,524
		126,917,132
Total Common Stocks & Other Equity Interests (Cost $4,981,262,928)		5,442,766,416
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $3,516,141)	3,516,141	3,516,141
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $4,984,779,069)		5,446,282,557
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.54%
Invesco Private Government Fund, 3.69%(d)(e)(f)	159,548,943	159,548,943
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	414,457,195	$414,498,641
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $574,050,967)		574,047,584
TOTAL INVESTMENTS IN SECURITIES-110.57% (Cost $5,558,830,036)		6,020,330,141
OTHER ASSETS LESS LIABILITIES-(10.57)%		(575,575,345)
NET ASSETS-100.00%		$5,444,754,796

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,235,702	$18,563,580	$(16,283,141)	$-	$-	$3,516,141	$22,113
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	167,921,492	338,306,147	(346,678,696)	-	-	159,548,943	1,119,841 *
Invesco Private Prime Fund	365,372,454	816,203,192	(767,063,121)	(156)	(13,728)	414,498,641	3,073,225 *
Total	$534,529,648	$1,173,072,919	$(1,130,024,958)	$(156)	$(13,728)	$577,563,725	$4,215,179

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Consumer Discretionary-14.57%
Autoliv, Inc. (Sweden)	37,350	$4,600,399
AutoNation, Inc.(b)	47,891	10,172,048
Boyd Gaming Corp.	67,762	5,763,836
Graham Holdings Co., Class B	6,079	7,316,320
Lear Corp.	66,193	8,647,454
Macy’s, Inc.	494,515	12,273,862
Penske Automotive Group, Inc.(c)	47,828	10,393,503
Toll Brothers, Inc.	46,008	6,712,107
V.F. Corp.(c)	236,235	3,382,885
Visteon Corp.(c)	41,467	4,334,960
		73,597,374
Consumer Staples-1.11%
US Foods Holding Corp.(b)	55,474	5,580,130
Energy-14.84%
Chord Energy Corp.	33,538	4,708,064
CNX Resources Corp.(b)	235,527	8,431,867
HF Sinclair Corp.	122,935	11,244,864
Matador Resources Co.	106,941	5,335,287
Murphy Oil Corp.	119,771	4,759,700
NOV, Inc.(c)	247,291	4,804,864
Ovintiv, Inc.	85,818	5,360,192
PBF Energy, Inc., Class A	285,082	20,605,727
Permian Resources Corp., Class A	215,378	4,589,705
Range Resources Corp.	127,311	5,110,264
		74,950,534
Financials-37.66%
Affiliated Managers Group, Inc.	11,708	4,293,675
Ally Financial, Inc.	173,665	7,524,904
American Financial Group, Inc.	36,647	5,193,613
Annaly Capital Management, Inc.	332,233	7,548,334
Associated Banc-Corp	255,206	7,880,761
Bank OZK	157,581	8,083,905
CNO Financial Group, Inc.	102,392	5,640,775
Columbia Banking System, Inc.	201,002	6,285,333
Cullen/Frost Bankers, Inc.(c)	29,589	4,921,834
East West Bancorp, Inc.	34,228	4,483,868
F.N.B. Corp.	388,757	7,347,507
Federated Hermes, Inc., Class B	73,207	4,389,492
First American Financial Corp.	112,386	8,427,826
First Horizon Corp.	216,131	5,541,599
Hancock Whitney Corp.(c)	73,899	5,690,223
Hanover Insurance Group, Inc. (The)	32,616	7,587,460
International Bancshares Corp.	73,152	5,599,054
Old National Bancorp(c)	242,672	6,464,782
Old Republic International Corp.	181,889	7,859,424
RenaissanceRe Holdings Ltd. (Bermuda)	27,809	8,898,324
Stifel Financial Corp.	64,084	5,313,204
Texas Capital Bancshares, Inc.	52,229	5,162,837
UMB Financial Corp.(c)	41,887	6,104,193
United Bankshares, Inc.(c)	132,282	6,409,063
Valley National Bancorp(c)	438,515	6,266,379
Voya Financial, Inc.	68,492	6,810,160
Webster Financial Corp.	77,043	5,949,260
Western Alliance Bancorporation	82,488	6,639,459
Wintrust Financial Corp.	32,721	5,220,308
Zions Bancorporation N.A.	95,728	6,672,242
		190,209,798
	Shares	Value
Health Care-2.90%
Envista Holdings Corp.(b)(c)	182,661	$4,988,472
Tenet Healthcare Corp.(b)	37,841	9,641,130
		14,629,602
Industrials-8.45%
AGCO Corp.	58,517	5,978,097
Fluor Corp.(b)	128,753	6,459,538
GATX Corp.(c)	20,705	3,703,503
GXO Logistics, Inc.(b)(c)	124,800	6,259,968
Oshkosh Corp.	45,455	6,473,246
Ryder System, Inc.	15,388	3,945,791
Terex Corp.	90,320	5,675,709
WESCO International, Inc.	12,144	4,171,343
		42,667,195
Information Technology-4.89%
Arrow Electronics, Inc.(b)(c)	40,084	8,680,992
Avnet, Inc.	100,640	8,940,857
TD SYNNEX Corp.	27,600	7,057,320
		24,679,169
Materials-2.72%
Commercial Metals Co.	67,013	4,605,133
Greif, Inc., Class A	105,570	9,137,084
		13,742,217
Real Estate-3.57%
EPR Properties	61,253	3,801,974
Jones Lang LaSalle, Inc.(b)	23,022	8,173,500
Kilroy Realty Corp.(c)	156,333	6,068,847
		18,044,321
Utilities-9.19%
Black Hills Corp.	64,477	4,591,407
National Fuel Gas Co.	65,358	5,379,617
New Jersey Resources Corp.	70,498	4,081,129
NorthWestern Energy Group, Inc.	56,977	3,916,599
OGE Energy Corp.	74,326	3,519,336
ONE Gas, Inc.	63,791	4,953,371
Portland General Electric Co.	92,531	4,564,555
Southwest Gas Holdings, Inc.	42,490	3,798,606
Spire, Inc.	62,143	4,962,740
UGI Corp.(c)	184,206	6,653,521
		46,420,881
Total Common Stocks & Other Equity Interests (Cost $418,968,956)		504,521,221
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $774,065)	774,065	774,065
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $419,743,021)		505,295,286
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.43%
Invesco Private Government Fund, 3.69%(d)(e)(f)	11,499,610	11,499,610
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	31,067,246	$31,070,353
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,569,713)		42,569,963
TOTAL INVESTMENTS IN SECURITIES-108.48% (Cost $462,312,734)		547,865,249
OTHER ASSETS LESS LIABILITIES-(8.48)%		(42,847,250)
NET ASSETS-100.00%		$505,017,999

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$419,139	$3,511,552	$(3,156,626)	$-	$-	$774,065	$3,670
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,814,285	51,992,687	(52,307,362)	-	-	11,499,610	106,532 *
Invesco Private Prime Fund	30,703,247	126,369,898	(126,002,758)	620	(654)	31,070,353	287,503 *
Total	$42,936,671	$181,874,137	$(181,466,746)	$620	$(654)	$43,344,028	$397,705

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-4.08%
Lumen Technologies, Inc.(b)(c)	6,631,935	$42,311,745
Madison Square Garden Sports Corp., Class A(b)(c)	133,484	52,549,981
Scholastic Corp.(c)	222,256	9,034,707
Telephone and Data Systems, Inc.(c)	592,950	19,911,261
		123,807,694
Consumer Discretionary-8.46%
Acushnet Holdings Corp.(c)	247,563	25,070,705
Callaway Golf Co.(b)(c)	1,111,640	20,520,874
Dana, Inc.(c)	1,173,088	31,591,260
Dauch Corp. (Mexico)(b)(c)	1,571,770	8,880,501
Installed Building Products, Inc.(c)	155,140	34,586,912
LCI Industries(c)	191,401	19,591,806
National Vision Holdings, Inc.(b)(c)	1,057,773	23,313,317
Patrick Industries, Inc.(c)	222,033	18,328,824
Phinia, Inc.(c)	297,789	21,914,293
Red Rock Resorts, Inc., Class A(c)	310,920	20,035,685
Signet Jewelers Ltd.	296,325	27,528,592
Standard Motor Products, Inc.(c)	139,739	5,342,222
		256,704,991
Consumer Staples-2.91%
Andersons, Inc. (The)	282,382	19,986,998
Del Monte Corp.	269,588	8,009,460
PriceSmart, Inc.(c)	282,230	54,727,219
Tootsie Roll Industries, Inc.(c)	138,821	5,416,795
		88,140,472
Energy-4.34%
Innovex International, Inc.(b)(c)	299,383	8,406,675
International Seaways, Inc.(c)	375,111	36,078,176
Par Pacific Holdings, Inc.(b)(c)	585,931	50,407,644
Peabody Energy Corp.(c)	1,101,505	23,484,086
REX American Resources Corp.(b)	311,702	13,415,654
		131,792,235
Financials-16.32%
Acadian Asset Management, Inc.	352,439	30,482,449
Adamas Trust, Inc.(c)	741,999	6,729,931
Ameris Bancorp(c)	391,942	34,181,262
Axos Financial, Inc.(b)(c)	449,957	45,630,139
Blackstone Mortgage Trust, Inc., Class A(c)	918,632	13,356,909
Capitol Federal Financial, Inc.	856,598	7,572,326
Customers Bancorp, Inc.(b)(c)	216,337	17,021,395
Ellington Financial, Inc.	686,440	9,115,923
Enact Holdings, Inc.(c)	188,512	8,920,388
Enova International, Inc.(b)	181,887	46,224,762
EZCORP, Inc., Class A(b)(c)	752,171	22,392,131
First Bancorp/Southern Pines NC(c)	306,062	19,242,118
HA Sustainable Infrastructure Capital, Inc.(c)	792,073	29,995,805
HCI Group, Inc.	69,529	12,168,270
Hilltop Holdings, Inc.	303,622	11,974,852
Horace Mann Educators Corp.(c)	256,196	13,350,374
Mercury General Corp.	354,584	37,983,038
SiriusPoint Ltd.(b)(c)	836,209	19,776,343
StoneX Group, Inc.(b)(c)	858,680	65,749,128
TrustCo Bank Corp.(c)	159,332	9,078,737
	Shares	Value
Financials-(continued)
United Fire Group, Inc.(c)	197,944	$10,166,404
WisdomTree, Inc.(c)	1,251,770	24,246,785
		495,359,469
Health Care-12.94%
Amneal Pharmaceuticals, Inc.(b)	1,844,564	33,792,413
ANI Pharmaceuticals, Inc.(b)(c)	122,617	9,716,171
Arcus Biosciences, Inc.(b)(c)	561,132	15,818,311
Artivion, Inc.(b)(c)	244,979	6,572,787
Collegium Pharmaceutical, Inc.(b)(c)	231,956	8,208,923
Indivior Pharmaceuticals, Inc.(b)(c)	1,665,208	66,624,972
Ligand Pharmaceuticals, Inc.(b)(c)	198,119	56,967,137
National HealthCare Corp.	111,575	25,219,297
Pediatrix Medical Group, Inc.(b)(c)	585,842	15,530,671
Phibro Animal Health Corp., Class A(c)	199,463	7,246,491
Protagonist Therapeutics, Inc.(b)(c)	569,778	77,854,466
PTC Therapeutics, Inc.(b)(c)	639,425	43,487,294
TransMedics Group, Inc.(b)(c)	334,085	25,560,843
		392,599,776
Industrials-23.82%
AAR Corp.(b)(c)	332,306	46,536,132
Amentum Holdings, Inc.(b)(c)	1,249,733	27,744,073
Armstrong World Industries, Inc.	270,979	47,329,192
Astec Industries, Inc.	160,585	8,135,236
AZZ, Inc.	253,880	36,741,514
Enpro, Inc.(c)	121,819	38,241,421
ESCO Technologies, Inc.	285,421	89,990,387
Granite Construction, Inc.(c)	387,959	46,931,400
Healthcare Services Group, Inc.(b)(c)	611,487	14,247,647
Interface, Inc.(c)	323,176	11,072,010
Kennametal, Inc.(c)	588,528	19,992,296
Mercury Systems, Inc.(b)(c)	679,443	65,973,915
MYR Group, Inc.(b)(c)	144,552	48,167,617
National Presto Industries, Inc.(c)	37,613	4,566,971
OPENLANE, Inc.(b)	873,535	34,731,752
Powell Industries, Inc.(c)	255,747	53,369,284
Primoris Services Corp.(c)	586,324	49,491,609
Resideo Technologies, Inc.(b)(c)	910,954	31,245,722
Standex International Corp.	74,664	22,137,876
Sunrun, Inc.(b)(c)	1,558,893	15,292,740
Worthington Enterprises, Inc.(c)	196,506	11,045,602
		722,984,396
Information Technology-13.62%
ACM Research, Inc., A Shares (China)(b)(c)	689,824	54,130,489
Clear Secure, Inc., Class A(c)	582,168	32,158,960
Digi International, Inc.(b)(c)	234,888	16,376,392
FormFactor, Inc.(b)(c)	565,831	60,091,252
Mirion Technologies, Inc.(b)(c)	1,758,287	26,339,139
OSI Systems, Inc.(b)(c)	83,008	18,377,141
Plexus Corp.(b)(c)	186,841	46,960,617
SolarEdge Technologies, Inc.(b)(c)	474,345	19,543,014
Viasat, Inc.(b)(c)	1,811,615	139,367,542
		413,344,546
Materials-5.70%
Century Aluminum Co.(b)(c)	611,192	27,363,066
Ingevity Corp.(b)	227,779	16,652,923
Kaiser Aluminum Corp.	166,586	26,600,452
Materion Corp.	133,276	28,099,912
Sensient Technologies Corp.	270,972	33,511,107
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Warrior Met Coal, Inc.	419,475	$33,310,510
Worthington Steel, Inc.(c)	209,179	7,532,536
		173,070,506
Real Estate-4.14%
Global Net Lease, Inc.(c)	1,931,288	16,840,831
LXP Industrial Trust	419,048	25,364,975
Millrose Properties, Inc.(c)	1,099,398	30,761,156
Outfront Media, Inc.	1,029,848	32,821,256
St. Joe Co. (The)	319,052	19,857,797
		125,646,015
Utilities-3.66%
Avista Corp.(c)	575,198	23,266,759
Clearway Energy, Inc., Class C(c)	800,351	25,395,137
Hawaiian Electric Industries, Inc.(b)(c)	1,761,450	22,757,934
MDU Resources Group, Inc.(c)	1,218,479	24,308,656
Northwest Natural Holding Co.	311,287	15,228,160
		110,956,646
Total Common Stocks & Other Equity Interests (Cost $2,639,411,971)		3,034,406,746
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $1,357,927)	1,357,927	1,357,927
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,640,769,898)		3,035,764,673
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.31%
Invesco Private Government Fund, 3.69%(d)(e)(f)	136,745,109	$136,745,109
Invesco Private Prime Fund, 3.82%(d)(e)(f)	358,237,163	358,272,987
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $495,016,842)		495,018,096
TOTAL INVESTMENTS IN SECURITIES-116.35% (Cost $3,135,786,740)		3,530,782,769
OTHER ASSETS LESS LIABILITIES-(16.35)%		(496,061,271)
NET ASSETS-100.00%		$3,034,721,498

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,814,442	$23,853,376	$(25,309,891)	$-	$-	$1,357,927	$17,997
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	129,840,025	250,625,706	(243,720,622)	-	-	136,745,109	1,326,875 *
Invesco Private Prime Fund	358,076,426	541,353,067	(541,161,535)	2,941	2,088	358,272,987	3,600,178 *
Total	$490,730,893	$815,832,149	$(810,192,048)	$2,941	$2,088	$496,376,023	$4,945,050

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2026
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.27%
People, Inc.(b)(c)	143,938	$5,983,503
Scholastic Corp.	141,713	5,760,633
Telephone and Data Systems, Inc.	104,586	3,511,998
		15,256,134
Consumer Discretionary-18.31%
Academy Sports & Outdoors, Inc.(c)	117,398	5,570,535
Adient PLC(b)	445,896	9,381,652
Advance Auto Parts, Inc.(c)	90,545	5,028,869
American Eagle Outfitters, Inc.(c)	327,268	5,622,464
Callaway Golf Co.(b)	248,052	4,579,040
Dauch Corp. (Mexico)(b)(c)	1,228,464	6,940,822
G-III Apparel Group Ltd.(c)	223,068	8,121,906
Green Brick Partners, Inc.(b)(c)	67,518	4,775,548
Kohl’s Corp.(c)	849,592	16,261,191
LCI Industries	54,492	5,577,801
MarineMax, Inc.(b)(c)	203,066	6,999,685
Matthews International Corp., Class A(c)	168,156	4,666,329
National Vision Holdings, Inc.(b)(c)	274,171	6,042,729
Phinia, Inc.(c)	52,463	3,860,752
Sally Beauty Holdings, Inc.(b)(c)	580,148	8,684,816
Signet Jewelers Ltd.(c)	63,867	5,933,244
Sonic Automotive, Inc., Class A(c)	94,600	8,663,468
Standard Motor Products, Inc.(c)	171,394	6,552,393
		123,263,244
Consumer Staples-4.23%
Andersons, Inc. (The)	107,728	7,624,988
Del Monte Corp.	287,823	8,551,221
John B. Sanfilippo & Son, Inc.	57,163	4,730,810
United Natural Foods, Inc.(b)(c)	148,419	7,544,138
		28,451,157
Energy-6.65%
Bristow Group, Inc.	137,630	6,237,392
Crescent Energy Co., Class A	390,662	4,480,893
Helix Energy Solutions Group, Inc.(b)	551,416	5,243,966
International Seaways, Inc.	55,149	5,304,231
Par Pacific Holdings, Inc.(b)	126,349	10,869,805
Peabody Energy Corp.	180,191	3,841,672
RPC, Inc.(c)	633,989	3,556,678
World Kinect Corp.	132,062	5,263,991
		44,798,628
Financials-48.94%
Adamas Trust, Inc.	685,619	6,218,564
Ameris Bancorp	47,100	4,107,591
ARMOUR Residential REIT, Inc.(c)	349,909	5,763,001
Atlantic Union Bankshares Corp., Class B	120,428	5,109,760
Axos Financial, Inc.(b)	46,300	4,695,283
Banc of California, Inc.	257,664	4,934,266
BankUnited, Inc.	98,081	4,575,479
Banner Corp.	74,005	5,210,692
Beacon Financial Corp.	158,395	4,991,026
Blackstone Mortgage Trust, Inc., Class A	253,267	3,682,502
Bread Financial Holdings, Inc.(c)	61,610	6,658,193
Capitol Federal Financial, Inc.	638,795	5,646,948
Cathay General Bancorp(c)	73,000	4,612,870
Central Pacific Financial Corp.	115,051	4,533,009
Customers Bancorp, Inc.(b)(c)	65,722	5,171,007
CVB Financial Corp.(c)	211,959	4,741,523
Dime Community Bancshares, Inc., Class B	113,313	4,618,638
Ellington Financial, Inc.	418,600	5,559,008
	Shares	Value
Financials-(continued)
Enact Holdings, Inc.	120,478	$5,701,019
Encore Capital Group, Inc.(b)	69,629	6,550,696
EZCORP, Inc., Class A(b)(c)	139,804	4,161,965
First Commonwealth Financial Corp.	228,713	4,924,191
First Financial Bancorp(c)	158,336	5,356,507
First Hawaiian, Inc.(c)	165,548	4,600,579
First Interstate BancSystem, Inc., Class A	140,179	5,329,606
Fulton Financial Corp.	215,957	5,254,234
Genworth Financial, Inc., Class A(b)	1,003,799	9,867,344
Hanmi Financial Corp.	157,428	5,018,805
Heritage Financial Corp.	173,804	5,167,193
Hilltop Holdings, Inc.	136,171	5,370,584
Hope Bancorp, Inc.	461,585	6,466,806
Horace Mann Educators Corp.	108,020	5,628,922
Independent Bank Corp.	56,283	4,718,204
Jackson Financial, Inc., Class A	43,221	5,285,064
Lincoln National Corp.	275,316	12,557,163
Merchants Bancorp(c)	92,999	5,131,685
Mercury General Corp.	52,424	5,615,659
National Bank Holdings Corp., Class A	104,982	4,534,173
NMI Holdings, Inc., Class A(b)	153,805	6,813,561
Northwest Bancshares, Inc.	322,194	5,071,333
OFG Bancorp	97,574	5,157,762
PennyMac Mortgage Investment Trust(c)	751,456	7,086,230
Preferred Bank(c)	44,328	4,629,616
Provident Financial Services, Inc.(c)	234,608	5,790,125
Radian Group, Inc.	168,140	6,555,779
Renasant Corp.(c)	115,669	5,039,698
S&T Bancorp, Inc.(c)	98,070	5,114,350
Seacoast Banking Corp. of Florida(c)	142,471	4,949,442
SiriusPoint Ltd.(b)	293,246	6,935,268
Southside Bancshares, Inc.	134,479	4,371,912
Stewart Information Services Corp.	89,196	6,028,758
StoneX Group, Inc.(b)	94,838	7,261,746
Tompkins Financial Corp.	57,389	5,729,718
TrustCo Bank Corp.	73,148	4,167,973
Trustmark Corp.(c)	102,311	4,854,657
United Community Banks, Inc.	143,541	5,087,093
United Fire Group, Inc.	127,169	6,531,400
Virtu Financial, Inc., Class A	75,954	4,460,778
WaFd, Inc.	142,799	5,250,719
WSFS Financial Corp.	56,969	4,568,914
		329,526,591
Health Care-1.74%
AdaptHealth Corp.(b)(c)	600,877	6,489,471
Pediatrix Medical Group, Inc.(b)(c)	197,070	5,224,326
		11,713,797
Industrials-4.99%
Allegiant Travel Co.(b)(c)	51,565	5,057,495
Astec Industries, Inc.	83,704	4,240,445
Deluxe Corp.(c)	255,055	6,598,273
Hub Group, Inc., Class A	110,105	5,123,186
Kennametal, Inc.	118,759	4,034,243
Rush Enterprises, Inc., Class A	59,560	4,752,292
Trinity Industries, Inc.	120,729	3,771,574
		33,577,508
Information Technology-2.69%
ePlus, Inc.(c)	51,378	4,747,841
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Photronics, Inc.(b)(c)	142,101	$4,304,239
ScanSource, Inc.(b)(c)	160,221	9,071,713
		18,123,793
Materials-3.21%
Koppers Holdings, Inc.(c)	157,999	7,745,111
Metallus, Inc.(b)(c)	245,231	4,934,048
Minerals Technologies, Inc.	62,222	4,743,805
Worthington Steel, Inc.(c)	116,307	4,188,215
		21,611,179
Real Estate-4.89%
Apple Hospitality REIT, Inc.	285,034	4,705,911
Cushman & Wakefield Ltd.(b)	533,557	7,160,335
Easterly Government Properties, Inc.	199,238	4,853,438
Millrose Properties, Inc.	207,329	5,801,065
Pebblebrook Hotel Trust(c)	305,967	5,843,970
Xenia Hotels & Resorts, Inc.	221,424	4,556,906
		32,921,625
Utilities-2.04%
Avista Corp.	107,547	4,350,276
Hawaiian Electric Industries, Inc.(b)	385,665	4,982,792
Northwest Natural Holding Co.	90,681	4,436,115
		13,769,183
Total Common Stocks & Other Equity Interests (Cost $571,940,164)		673,012,839
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $496,929)	496,929	$496,929
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $572,437,093)		673,509,768
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.76%
Invesco Private Government Fund, 3.69%(d)(e)(f)	29,270,447	29,270,447
Invesco Private Prime Fund, 3.82%(d)(e)(f)	83,536,722	83,545,076
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $112,815,251)		112,815,523
TOTAL INVESTMENTS IN SECURITIES-116.79% (Cost $685,252,344)		786,325,291
OTHER ASSETS LESS LIABILITIES-(16.79)%		(113,025,739)
NET ASSETS-100.00%		$673,299,552

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$441,210	$6,271,120	$(6,215,401)	$-	$-	$496,929	$3,535
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,902,901	78,134,150	(74,766,604)	-	-	29,270,447	326,331 *
Invesco Private Prime Fund	82,504,486	179,944,041	(178,901,650)	3,489	(5,290)	83,545,076	887,527 *
Total	$108,848,597	$264,349,311	$(259,883,655)	$3,489	$(5,290)	$113,312,452	$1,217,393

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-4.71%
Las Vegas Sands Corp.	65,405	$3,197,650
Levi Strauss & Co., Class A	35,624	873,501
Trip.com Group Ltd., ADR (China)(b)(c)	67,839	3,189,111
Yum China Holdings, Inc. (China)	34,977	1,685,192
		8,945,454
Consumer Staples-2.82%
Performance Food Group Co.(b)	14,228	1,627,541
Sysco Corp.	43,642	3,720,044
		5,347,585
Energy-3.42%
Plains All American Pipeline L.P.	65,294	1,604,274
Venture Global, Inc., Class A	237,020	3,171,328
Western Midstream Partners L.P.	37,076	1,726,629
		6,502,231
Financials-28.03%
American International Group, Inc.	49,161	3,863,071
Annaly Capital Management, Inc.	67,639	1,536,758
Arch Capital Group Ltd.(b)	31,665	3,183,282
AXIS Capital Holdings Ltd.	6,668	702,274
Cincinnati Financial Corp.	13,889	2,467,798
CNA Financial Corp.(c)	24,057	1,262,271
Credicorp Ltd. (Peru)	8,904	3,566,764
East West Bancorp, Inc.	12,507	1,638,417
Fidelity National Financial, Inc.	25,625	1,321,994
First Horizon Corp.	43,194	1,107,494
Fiserv, Inc.(b)	50,345	2,715,609
Hartford Insurance Group, Inc. (The)	25,285	3,588,194
Houlihan Lokey, Inc.	6,686	839,026
Huntington Bancshares, Inc.	179,021	3,050,518
KeyCorp	98,096	2,215,989
Northern Trust Corp.	16,969	3,091,582
Popular, Inc.	5,763	1,009,735
Prudential Financial, Inc.	32,383	3,953,317
RenaissanceRe Holdings Ltd. (Bermuda)	3,894	1,246,002
TPG, Inc.	37,861	1,653,011
Tradeweb Markets, Inc., Class A	24,024	2,414,412
Unum Group	15,159	1,305,342
Virtu Financial, Inc., Class A	15,022	882,242
Voya Financial, Inc.	8,567	851,817
Western Alliance Bancorporation	10,040	808,120
Willis Towers Watson PLC	8,770	2,946,018
		53,221,057
Health Care-14.59%
Agilent Technologies, Inc.	24,830	3,435,727
Becton, Dickinson and Co.	24,572	4,069,615
Encompass Health Corp.	9,143	1,015,513
GE HealthCare Technologies, Inc.	40,451	2,751,477
Globus Medical, Inc., Class A(b)	11,913	938,625
IQVIA Holdings, Inc.(b)	14,082	3,309,552
Quest Diagnostics, Inc.	9,813	2,286,527
Royalty Pharma PLC, Class A	52,282	3,054,837
Tenet Healthcare Corp.(b)	7,577	1,930,468
Viatris, Inc.	104,432	1,833,826
Zoetis, Inc.	39,756	3,072,741
		27,698,908
Industrials-19.92%
AerCap Holdings N.V.	15,120	2,281,608
API Group Corp.(b)(c)	41,458	1,645,053
	Shares	Value
Industrials-(continued)
Applied Industrial Technologies, Inc.	3,409	$1,176,821
Armstrong World Industries, Inc.	3,913	683,445
Crane Co.	5,204	1,110,846
Dover Corp.	12,234	2,503,321
DuPont de Nemours, Inc.	13,149	1,801,413
Graco, Inc.	15,580	1,236,740
Huntington Ingalls Industries, Inc.	3,778	1,233,328
IDEX Corp.	6,844	1,577,200
JBT Marel Corp.	4,704	651,363
Kirby Corp.(b)(c)	5,092	667,765
Lincoln Electric Holdings, Inc.	5,165	1,349,666
Otis Worldwide Corp.	35,801	2,575,882
Stanley Black & Decker, Inc.	13,698	1,295,557
Textron, Inc.	16,379	1,396,474
Timken Co. (The)	6,441	885,960
Valmont Industries, Inc.	1,779	856,944
Veralto Corp.	21,988	2,070,610
Waste Connections, Inc.	22,037	3,688,553
Watts Water Technologies, Inc., Class A	2,870	992,417
WESCO International, Inc.	4,667	1,603,068
Xylem, Inc.	21,223	2,482,454
ZTO Express (Cayman), Inc., ADR (China)(c)	53,347	1,281,395
Zurn Elkay Water Solutions Corp.	15,246	770,075
		37,817,958
Information Technology-6.08%
Check Point Software Technologies Ltd. (Israel)(b)	9,860	1,253,502
F5, Inc.(b)	5,283	2,126,777
Ingram Micro Holding Corp.	22,198	626,206
TD SYNNEX Corp.	7,726	1,975,538
Teledyne Technologies, Inc.(b)	4,291	2,813,051
Zoom Communications, Inc., Class A(b)	28,648	2,752,213
		11,547,287
Materials-5.96%
Amrize Ltd.(b)	51,365	2,512,262
AptarGroup, Inc.	5,695	762,902
Avery Dennison Corp.	6,913	1,173,343
Ball Corp.	23,479	1,523,787
Reliance, Inc.	4,675	1,898,518
Royal Gold, Inc.	8,354	1,657,016
RPM International, Inc.	11,570	1,238,800
SSR Mining, Inc. (Canada)(b)	21,156	542,017
		11,308,645
Real Estate-7.49%
American Homes 4 Rent, Class A	32,205	1,076,291
CubeSmart	21,213	879,491
Equity Residential	33,518	2,227,271
Essex Property Trust, Inc.	5,775	1,640,909
Extra Space Storage, Inc.	19,558	2,895,366
Invitation Homes, Inc.	52,904	1,572,307
Regency Centers Corp.	16,446	1,320,449
Ryman Hospitality Properties, Inc.(c)	5,657	756,058
SBA Communications Corp., Class A	10,270	1,858,665
		14,226,807
Utilities-6.97%
Axia Energia S.A., ADR (Brazil)	198,490	2,078,190
DTE Energy Co.	18,835	2,672,122
Eversource Energy	34,043	2,437,138
NiSource, Inc.	44,435	1,974,247
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	45,173	$3,463,866
Southwest Gas Holdings, Inc.	6,742	602,735
		13,228,298
Total Common Stocks & Other Equity Interests (Cost $174,258,180)		189,844,230
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $112,762)	112,762	112,762
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $174,370,942)		189,956,992
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.92%
Invesco Private Government Fund, 3.69%(d)(e)(f)	1,540,847	$1,540,847
Invesco Private Prime Fund, 3.82%(d)(e)(f)	3,994,492	3,994,891
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,535,381)		5,535,738
TOTAL INVESTMENTS IN SECURITIES-102.97% (Cost $179,906,323)		195,492,730
OTHER ASSETS LESS LIABILITIES-(2.97)%		(5,633,458)
NET ASSETS-100.00%		$189,859,272

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$148,481	$744,439	$(780,158)	$-	$-	$112,762	$1,991
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,176,170	11,154,727	(12,790,050)	-	-	1,540,847	14,459 *
Invesco Private Prime Fund	8,248,369	26,123,212	(30,377,664)	357	617	3,994,891	38,624 *
Total	$11,573,020	$38,022,378	$(43,947,872)	$357	$617	$5,648,500	$55,074

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-80.88%
Consumer Discretionary-3.96%
ADT, Inc.(b)	56,974	$435,281
Carnival Corp. Ltd.	14,783	411,115
Gold com, Inc.(b)	27,517	1,138,103
Lear Corp.	2,758	360,305
Perdoceo Education Corp.	23,346	742,636
Phinia, Inc.(b)	5,140	378,253
Sonic Automotive, Inc., Class A	5,019	459,640
Ultrapar Participacoes S.A., ADR (Brazil)(b)	154,023	1,001,150
		4,926,483
Consumer Staples-1.77%
Cal-Maine Foods, Inc.(b)	10,411	913,877
JBS N.V., Class A	91,434	1,281,905
		2,195,782
Energy-11.86%
Alliance Resource Partners L.P.	47,454	1,231,431
APA Corp.	10,526	392,830
BP PLC, ADR	23,115	1,045,260
Devon Energy Corp.	8,750	394,888
Dorchester Minerals L.P.	37,086	1,023,945
Enterprise Products Partners L.P.	22,518	856,810
Genesis Energy L.P.	44,799	685,873
Natural Resource Partners L.P.	4,377	429,209
Ovintiv, Inc.	14,011	875,127
Plains All American Pipeline L.P.	46,945	1,153,439
Plains GP Holdings L.P., Class A	41,061	1,081,136
Scorpio Tankers, Inc. (Monaco)	4,914	382,604
SM Energy Co.	37,333	1,214,069
Sunoco L.P.	12,629	968,518
Tenaris S.A., ADR(b)	14,479	830,081
USA Compression Partners L.P.	37,270	974,983
Western Midstream Partners L.P.	26,141	1,217,386
		14,757,589
Financials-33.66%
Allstate Corp. (The)	5,577	1,472,774
American International Group, Inc.	10,250	805,445
Assured Guaranty Ltd.	15,577	1,288,529
AXIS Capital Holdings Ltd.	11,990	1,262,787
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)	51,046	1,426,736
Banco Santander S.A., ADR (Spain)(b)	33,010	465,441
Bank of New York Mellon Corp. (The)	2,805	438,506
Burford Capital Ltd.(b)	259,697	1,069,952
Capital One Financial Corp.	6,366	1,330,558
Corebridge Financial, Inc.	28,908	901,641
Essent Group Ltd.(b)	13,097	863,878
Everest Group Ltd.	3,370	1,260,885
FactSet Research Systems, Inc.(b)	1,711	450,335
FB Financial Corp.	14,792	893,141
Grupo Cibest S.A., ADR (Colombia)(b)	16,550	1,531,206
Hanover Insurance Group, Inc. (The)	4,039	939,593
Hartford Insurance Group, Inc. (The)	8,768	1,244,267
ING Groep N.V., ADR (Netherlands)	37,893	1,323,602
Inter & Co, Inc. (Brazil)	124,797	698,863
International Bancshares Corp.	10,831	829,005
Invesco Mortgage Capital, Inc.(b)(c)	41,298	306,018
Jackson Financial, Inc., Class A	11,177	1,366,724
Lincoln National Corp.(b)	22,113	1,008,574
Lloyds Banking Group PLC, ADR (United Kingdom)	215,785	1,331,393
	Shares	Value
Financials-(continued)
MetLife, Inc.	4,751	$456,714
MGIC Investment Corp.	30,408	913,456
Old National Bancorp(b)	16,273	433,513
Pagseguro Digital Ltd., Class A (Brazil)(b)	128,722	1,240,880
Pinnacle Financial Partners, Inc.	4,014	422,393
Popular, Inc.	5,201	911,267
Primerica, Inc.	2,840	908,686
PROG Holdings, Inc.	34,006	1,496,944
Radian Group, Inc.	22,150	863,628
Reinsurance Group of America, Inc.	5,595	1,325,176
Ryan Specialty Holdings, Inc., Class A	12,237	540,386
Selective Insurance Group, Inc.	4,415	418,498
SLM Corp.	53,751	1,397,257
SouthState Bank Corp.	4,132	434,232
Stifel Financial Corp.	5,439	450,947
Synchrony Financial	16,506	1,250,990
Unum Group	9,372	807,023
Virtu Financial, Inc., Class A	22,867	1,342,979
Voya Financial, Inc.	9,601	954,627
Western Alliance Bancorporation	9,942	800,232
		41,879,681
Health Care-2.63%
Cigna Group (The)	2,817	786,084
Elevance Health, Inc.	2,040	766,714
Royalty Pharma PLC, Class A	14,690	858,337
Viatris, Inc.	48,660	854,469
		3,265,604
Industrials-7.90%
AECOM	10,918	790,354
Concentrix Corp.(b)	45,814	1,127,024
DuPont de Nemours, Inc.	2,665	365,105
Genpact Ltd.	12,658	445,182
Icahn Enterprises L.P.	157,194	1,224,541
KBR, Inc.	35,406	1,296,214
Maximus, Inc.	19,485	1,173,971
Oshkosh Corp.	3,054	434,920
Pitney Bowes, Inc.	25,458	446,279
SS&C Technologies Holdings, Inc.	11,855	913,428
Tecnoglass, Inc.(b)	28,237	1,226,615
Tennant Co.(b)	4,584	385,194
		9,828,827
Information Technology-2.48%
Cognizant Technology Solutions Corp., Class A	7,618	421,656
Crane NXT Co.(b)	29,096	1,511,537
Gen Digital, Inc.	15,946	437,718
Nokia OYJ, ADR (Finland)	12,979	118,628
Silicon Motion Technology Corp., ADR (Taiwan)	624	158,247
United Microelectronics Corp., ADR (Taiwan)(b)	23,041	438,470
		3,086,256
Materials-5.80%
B2Gold Corp. (Canada)(b)	252,514	946,927
CF Industries Holdings, Inc.	6,640	831,262
Compania de Minas Buenaventura S.A.A., ADR (Peru)(b)	21,714	657,500
CVR Partners L.P.	9,593	1,237,401
FMC Corp.(b)	91,434	979,258
Gerdau S.A., ADR (Brazil)	129,501	642,325
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Silgan Holdings, Inc.(b)	10,393	$415,512
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	9,519	638,344
Vale S.A., ADR (Brazil)(b)	57,311	863,104
		7,211,633
Real Estate-10.82%
Apple Hospitality REIT, Inc.	55,852	922,117
Broadstone Net Lease, Inc.(b)	49,322	1,055,984
Curbline Properties Corp.(b)	13,575	415,938
DiamondRock Hospitality Co.	32,564	431,147
First Industrial Realty Trust, Inc.	16,978	1,117,832
Getty Realty Corp.(b)	8,951	305,587
Host Hotels & Resorts, Inc.	52,883	1,328,950
Kite Realty Group Trust	32,208	921,793
Macerich Co. (The)	39,018	1,008,225
NETSTREIT Corp.(b)	23,779	510,060
Newmark Group, Inc., Class A	81,849	1,227,326
Outfront Media, Inc.	22,573	719,401
Prologis, Inc.	8,077	1,168,015
Ryman Hospitality Properties, Inc.	8,714	1,164,626
W.P. Carey, Inc.	15,850	1,166,560
		13,463,561
Total Common Stocks & Other Equity Interests (Cost $85,629,387)		100,615,416
Preferred Stocks-9.56%
Financials-8.56%
Ares Management Corp., Series B, Conv. Pfd., 6.75%	31,526	1,296,349
Bank of America Corp., Series L, Conv. Pfd., 7.25%	1,087	1,402,121
Bank of America Corp., Series QQ, Pfd., 4.25%	48,900	802,449
Bank of America Corp., Series SS, Pfd., 4.75%	35,487	655,090
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	55,780	959,974
KKR & Co., Inc., Series D, Conv. Pfd., 6.25%	31,882	1,383,360
M&T Bank Corp., Series J, Pfd., 7.50%	25,534	667,714
Morgan Stanley, Series O, Pfd., 4.25%(b)	50,057	832,949
Morgan Stanley, Series P, Pfd., 6.50%	27,058	681,321
U.S. Bancorp, Series O, Pfd., 4.50%(b)	38,068	656,292
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	1,105	1,310,132
		10,647,751
Industrials-1.00%
Boeing Co. (The), Conv. Pfd., 6.00%	18,736	1,251,752
Total Preferred Stocks (Cost $12,697,515)		11,899,503

Closed-End Funds-9.42%
abrdn Income Credit Strategies Fund	115,073	582,269
	Shares	Value

Allspring Income Opportunities Fund	41,812	$263,416
Ares Dynamic Credit Allocation Fund, Inc.	22,916	283,700
Blackstone Strategic Credit 2027 Term Fund	11,618	129,773
DoubleLine Yield Opportunities Fund(b)	44,967	632,236
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(b)	43,924	708,494
FS Credit Opportunities Corp.	165,453	818,992
Invesco Senior Income Trust(c)	417,583	1,240,221
KKR Income Opportunities Fund	49,115	540,756
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(b)	54,602	317,784
Nuveen Credit Strategies Income Fund(b)	226,354	1,077,445
Nuveen Floating Rate Income Fund(b)	160,170	1,234,911
Nuveen Taxable Municipal Income Fund(b)	8,783	133,589
Templeton Emerging Markets Income Fund	43,195	286,815
Tortoise Energy Infrastructure Corp.(b)	28,686	1,230,056
Western Asset Diversified Income Fund(b)	33,233	435,352
Western Asset Emerging Markets Debt Fund, Inc.(b)	37,323	390,772
Western Asset High Income Fund II, Inc.(b)	90,163	349,832
Western Asset High Income Opportunity Fund, Inc.(b)	145,373	513,167
XAI Floating Rate & Alternative Income Trust	29,239	549,986
Total Closed-End Funds (Cost $12,267,748)		11,719,566
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $97,649)	97,649	97,649
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $110,692,299)		124,332,134
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.98%
Invesco Private Government Fund, 3.69%(c)(d)(e)	5,527,843	5,527,843
Invesco Private Prime Fund, 3.82%(c)(d)(e)	14,349,445	14,350,880
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,878,371)		19,878,723
TOTAL INVESTMENTS IN SECURITIES-115.92% (Cost $130,570,670)		144,210,857
OTHER ASSETS LESS LIABILITIES-(15.92)%		(19,804,569)
NET ASSETS-100.00%		$124,406,288
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$383,134	$-	$(45,717)	$(28,356)	$(3,043)	$306,018	$15,663
Invesco Senior Income Trust	-	1,317,793	(31,089)	(45,436)	(1,047)	1,240,221	24,476
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	184,831	2,748,344	(2,835,526)	-	-	97,649	1,921
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,115,897	14,100,284	(13,688,338)	-	-	5,527,843	38,624 *
Invesco Private Prime Fund	13,253,822	31,818,770	(30,722,494)	396	386	14,350,880	105,183 *
Total	$18,937,684	$49,985,191	$(47,323,164)	$(73,396)	$(3,704)	$21,522,611	$185,867

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026, for each Fund (except for Invesco Large Cap Value ETF and Invesco S&P 100 Equal Weight ETF). As of July 31, 2026, all of the securities in Invesco Large Cap Value ETF and Invesco S&P 100 Equal Weight ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,312,780,565	$-	$-	$2,312,780,565
Money Market Funds	586,406	787,297	-	1,373,703
Total Investments	$2,313,366,971	$787,297	$-	$2,314,154,268
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,266,054,803	$-	$-	$2,266,054,803
Money Market Funds	2,236,821	39,644,983	-	41,881,804
Total Investments	$2,268,291,624	$39,644,983	$-	$2,307,936,607
Invesco S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$130,365,079	$-	$-	$130,365,079
Money Market Funds	150,419	978,892	-	1,129,311
Total Investments	$130,515,498	$978,892	$-	$131,494,390
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,170,624,898	$-	$-	$7,170,624,898
Money Market Funds	8,916,424	522,821,598	-	531,738,022
Total Investments	$7,179,541,322	$522,821,598	$-	$7,702,362,920
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,442,766,416	$-	$-	$5,442,766,416
Money Market Funds	3,516,141	574,047,584	-	577,563,725
Total Investments	$5,446,282,557	$574,047,584	$-	$6,020,330,141

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$504,521,221	$-	$-	$504,521,221
Money Market Funds	774,065	42,569,963	-	43,344,028
Total Investments	$505,295,286	$42,569,963	$-	$547,865,249
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,034,406,746	$-	$-	$3,034,406,746
Money Market Funds	1,357,927	495,018,096	-	496,376,023
Total Investments	$3,035,764,673	$495,018,096	$-	$3,530,782,769
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$673,012,839	$-	$-	$673,012,839
Money Market Funds	496,929	112,815,523	-	113,312,452
Total Investments	$673,509,768	$112,815,523	$-	$786,325,291
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$189,844,230	$-	$-	$189,844,230
Money Market Funds	112,762	5,535,738	-	5,648,500
Total Investments	$189,956,992	$5,535,738	$-	$195,492,730
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$100,615,416	$-	$-	$100,615,416
Preferred Stocks	11,899,503	-	-	11,899,503
Closed-End Funds	11,719,566	-	-	11,719,566
Money Market Funds	97,649	19,878,723	-	19,976,372
Total Investments	$124,332,134	$19,878,723	$-	$144,210,857